TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Components of Income Taxes Expense
	Year ended December 31,
	2012	2011	2010

Current	$--	$(17)	$(4)
Deferred	--	(3,513)	(8,232)

	$--	$(3,530)	$(8,236)

Domestic (Israel)	$--	$(3,530)	$(7,817)
Foreign	--	--	(419)

	$--	$(3,530)	$(8,236)

Schedule of Income (Loss) Before Income Tax Domestic and Foreign
	Year ended December 31,
	2012	2011	2010

Domestic (Israel)	$16,293	$11,286	$21,454
Foreign	(642)	186	425

	$15,651	$11,472	$21,879

Schedule of Deferred Income Tax Assets and Liabilities
	December 31,
	2012	2011
Deferred tax assets:
Current reserves and allowances	$104	$242
Noncurrent reserves and allowances	39	160
Noncurrent operating loss carryforwards	11,130	8,586
Capital loss carryforwards	7,022	6,849
Total deferred tax assets	18,295	15,837

Less - valuation allowance	(18,295)	(15,837)

Total deferred tax assets,	--	--

Total deferred tax liabilities	--	--

Net deferred tax assets	$--	$--

Schedule of Gross Tax Liabilities
	December 31,
	2012	2011

Beginning balance	$313	$296
Change in tax position for current year, net	(11)	--
Interest and penalties	2	17

Ending balance	$304	$313

Schedule of Reconciliation of Statutory Tax Rate to the Company's Effective Income Tax Rate
	Year ended December 31,
	2012	2011	2010

Income before taxes as reported in the consolidated statements of operations	$15,651	$11,472	$21,879

Statutory tax rate	25%	24%	25%

Theoretical tax expenses on the above amounts at the Israeli statutory tax rate	3,913	2,753	5,470
Approved and Privileged Enterprise benefits (*)	(7,839)	(2,117)	--
Non-deductible expenses and temporary differences for which a deferred taxes was not provided	184	259	2,205
Non-deductible expenses related to employee stock options, net	1,649	1,235	751
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided	2,457	507	(1,006)
Difference in basis of measurement for tax purpose and others	11	862	756
Others	(375)	31	60

Actual taxes on income (taxes benefit)	$--	$3,530	$8,236

(*) Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status
Basic	$0.28	$0.08	$--

Diluted	$0.27	$0.08	$--